PL MONEY MARKET FUND
PL Money Market Fund
Investment Goal
This Fund seeks current income consistent with preservation of capital.
Fees and Expenses of the Fund
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL MONEY MARKET FUND	Class A	Class B	Class C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL MONEY MARKET FUND		Class A	Class B	Class C
Management Fee		0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.10%	1.85%	1.85%
Less Expense Reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses	[2]	0.75%	1.50%	1.50%
[1]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.30% through 7/31/2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[2]	after Expense Reimbursement

Examples
The Examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL MONEY MARKET FUND (USD $)	Class A	Class B	Class C
1 year	77	653	253
3 years	315	948	548
5 years	572	1,168	968
10 years	1,309	1,944	2,141

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL MONEY MARKET FUND (USD $)	Class A	Class B	Class C
1 year	77	153	153
3 years	315	548	548
5 years	572	968	968
10 years	1,309	1,944	2,141

Principal Investment Strategies
This Fund invests in money market instruments that the Manager believes have minimal credit risk. These investments principally include commercial paper, U.S. government obligations, bank obligations, short-term corporate debt, asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund’s dollar-weighted average term to maturity will not exceed 60 days. The Fund’s dollar-weighted average life to maturity will not exceed 120 days. The Manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The Fund invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the Manager.

An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund is managed to maintain a stable net asset value (“NAV”) of $1.00 per share, it is possible to lose money by investing in the Fund.

The Manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
Principal Risks
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities, as applicable. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance. The bar chart and table show the performance of the Fund’s Class A shares. The Fund’s Class B and Class C shares do not have a full calendar year of performance and are not included in the table below.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)

Class A return for the period 1/1/13 through 6/30/13: 0.00%

Best and worst quarterly performance reflected within the bar chart: Q1 2007: 1.12%; Q2-Q3 2009, Q1-Q4 2010, Q1-Q4 2011 and Q1-Q4 2012: 0.00%
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PL MONEY MARKET FUND	1 year	5 years	10 years	Inception Date
Class A	none	0.39%	1.32%	Sep. 28, 2001
Class A (after taxes on distributions)	none	0.25%	0.85%	Sep. 28, 2001
Class A (after taxes on distributions and sale of shares)	none	0.25%	0.85%	Sep. 28, 2001
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.11%	0.52%	1.78%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.